Note 14 - Preferred Shares (Details Textual) - USD ($)							7 Months Ended	12 Months Ended			24 Months Ended
	Dec. 16, 2021	Jan. 30, 2021	Jan. 29, 2021	Jun. 19, 2019	Jan. 29, 2019	Jan. 27, 2014	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021	May 30, 2018
Preferred Stock, Shares Authorized (in shares)								20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)								$ 0.01
Payments for Repurchase of Redeemable Preferred Stock								$ 16,606,000	$ (0)	$ 4,300,000
Preferred Deemed Dividend								665,287	(0)	185,665
Dividends, Preferred Stock, Total								1,085,902	1,573,874	1,748,981
Dividends, Paid-in-kind, Total							$ 78,642	0	1,219,048	78,642
Payments of Ordinary Dividends, Preferred Stock and Preference Stock								1,085,902	713,552	$ 1,311,612
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock						$ 29,000,000
Preferred Stock, Redemption Price Per Share (in dollars per share)						$ 1,000
Preferred Stock, Shares Issued, Total (in shares)												19,042
Preferred Stock, Dividend Rate, Percentage		14.00%	14.00%	8.00%	40.00%					9.25%	12.00%
Preferred Stock Convertible Initial Conversion Price (in dollars per share)					$ 31.64
Payments for Repurchase of Redeemable Preferred Stock	$ 13,606,000		$ 3,000,000.0	$ 4,300,000
Preferred Deemed Dividend	$ 545,287		$ 120,000							$ 185,665
Dividends, Preferred Stock, Total									1,573,874	1,748,981
Dividends, Paid-in-kind, Total									1,219,048	78,642
Payments of Ordinary Dividends, Preferred Stock and Preference Stock										1,311,612
Dividends Payable										$ 358,726
Dividends, Preferred Stock, Cash								$ 1,085,902	$ 354,826
Series B Preferred Stock [Member] | Maximum [Member]
Preferred Stock, Dividend Rate, Percentage					5.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						25,000
Preferred Friends Investment Company, Inc [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						5,700